FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



December 3, 2009


Filed Via EDGAR (CIK #0000353316)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN TAX-EXEMPT MONEY FUND
           File Nos. 002-72614 and 811-03193

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 27, 2009.

Sincerely yours,

FRANKLIN TAX-EXEMPT MONEY FUND


/S/ DAVID P. GOSS
David P. Goss
Vice President

DPG/ac